Subsequent Events (Details)		Mar. 03, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Jun. 16, 2025 $ / shares shares	May 09, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Apr. 22, 2024 $ / shares
Subsequent Events (Details) [Line Items]
Re-classified, shares (in Shares) | shares		780,000,000
Price of per share | $ / shares		$ 0.0000625						$ 4
Common stock authorized value (in Dollars) | $		$ 50,000
Authorized share capital (in Shares) | shares		800,000,000
Common Stock, Par | $ / shares		$ 0.0000625
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Re-classified, shares (in Shares) | shares		780,000,000
Price of per share | $ / shares		$ 0.0000625
Common stock authorized value (in Dollars) | $		$ 50,000
Authorized share capital (in Shares) | shares		800,000,000
Common Stock, Par | $ / shares		$ 0.0000625
Neo-Concept International Group Holdings Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Par | $ / shares		$ 0.0000625
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Re-classified, shares (in Shares) | shares		780,000,000
Price of per share | $ / shares		$ 0.0000625
Voting rights		(1)
Authorized share capital (in Shares) | shares	[1]		156,000,000	156,000,000			156,000,000
Common Stock, Par | (per share)	[1]		$ 0.0003125	$ 0.0003125			$ 0.0003125
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Re-classified, shares (in Shares) | shares		780,000,000
Price of per share | $ / shares		$ 0.0000625
Voting rights		1
Authorized share capital (in Shares) | shares		780,000,000
Common Stock, Par | $ / shares		$ 0.0000625
Class A Ordinary Shares [Member] | Neo-Concept International Group Holdings Ltd [Member]
Subsequent Events (Details) [Line Items]
Authorized share capital (in Shares) | shares		780,000,000			156,000,000
Common Stock, Par | $ / shares		$ 0.0000625			$ 0.0003125
Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Re-classified, shares (in Shares) | shares		20,000,000
Price of per share | $ / shares		$ 0.0000625
Voting rights		(30)
Authorized share capital (in Shares) | shares	[1]		4,000,000	4,000,000			4,000,000
Common Stock, Par | (per share)	[1]		$ 0.0003125	$ 0.0003125			$ 0.0003125
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Re-classified, shares (in Shares) | shares		20,000,000
Price of per share | $ / shares		$ 0.0000625
Voting rights		30
Authorized share capital (in Shares) | shares		20,000,000
Common Stock, Par | $ / shares		$ 0.0000625
Class B Ordinary Shares [Member] | Neo-Concept International Group Holdings Ltd [Member]
Subsequent Events (Details) [Line Items]
Authorized share capital (in Shares) | shares		20,000,000			4,000,000
Common Stock, Par | $ / shares		$ 0.0000625			$ 0.0003125
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Common stock authorized value (in Dollars) | $						$ 50,000
Common Stock, Par | $ / shares						$ 0.0000625
Forecast [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Authorized share capital (in Shares) | shares						800,000,000
Common Stock, Par | $ / shares						$ 0.0000625
Shares comprised (in Shares) | shares						780,000,000
Forecast [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Common stock authorized value (in Dollars) | $						$ 50,000
Authorized share capital (in Shares) | shares						160,000,000
Common Stock, Par | $ / shares						$ 0.0003125
Shares comprised (in Shares) | shares						156,000,000
Forecast [Member] | Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Par | $ / shares						$ 0.0000625
Forecast [Member] | Class B Ordinary Shares [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Authorized share capital (in Shares) | shares						20,000,000
Common Stock, Par | $ / shares						$ 0.0000625
Forecast [Member] | Class B Ordinary Shares [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Authorized share capital (in Shares) | shares						4,000,000
Common Stock, Par | $ / shares						$ 0.0003125
Forecast [Member] | Share Consolidation [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Par | $ / shares						$ 0.0003125

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.